Subsequent events	12 Months Ended
Dec. 31, 2017
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
35.	Subsequent events

-	On April 13, 2018, Ecopetrol redeemed all of its outstanding 4.250% notes due September 18, 2018 in an aggregate principal amount of US$350 million. The notes were issued in September 2013.

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On March 14, 2018, Ecopetrol formed the subsidiary Ecopetrol Energía SAS E.S.P., domiciled in Colombia, whose corporate purpose is the commercialization of electric energy for the Ecopetrol Business Group. Ecopetrol has a direct participation of 99% in the  capitalization of the new subsidiary, and indirect participation in the remaining 1% interest through Andean Chemicals Ltd.

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On March 2, 2018, a seepage of water and traces of crude oil occurred near the Lisama 158 well, located in the village of La Fortuna, in the Middle Magdalena Valley of Colombia. Ecopetrol activated its contingency plan to contain the spill. It is estimated that 550 barrels of crude, mixed with mud and rainwater, seeped into the streams of La Lisama and Caño Muerto. As of March 30, 2018, the Lisama 158 well was sealed and stopped flowing. Ecopetrol has ordered an investigation to determine the cause of the seepage. As of the date of this annual report, the National Environmental Licenses Agency (ANLA) has opened an investigation into the incident and the Prosecutor’s Office and other control entities may also open investigations. Besides the notice of seven constitutional actions for protection of fundamental rights. Ecopetrol is not aware of any other third party claims in connection with this incident, it cannot offer any assurance as to whether or not there will be third party actions in the future.

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As part of the investigations carried out by various control entities of the modernization and expansion project of Reficar the following developments in the investigations and proceedings have occurred:

Office of the Comptroller General (Contraloría General de la República): On February 2, 2018, the Legal Accounts Commission of the National House of Representatives of the Republic of Colombia informed Reficar that the House of Representatives decided, through Resolution No. 2713, that it would not close the General Budget, Treasury Account or the National Balance Sheet for the 2016 fiscal year, since the 2016 Financial Statements of several state entities, among them Reficar, had received a negative opinion from the Office of the Comptroller General. Pursuant to Resolution No. 2713, Colombian control entities have been ordered to initiate disciplinary, fiscal and/or penal investigations.

Ecopetrol is not in a position to forecast the results of these investigations; nor is it possible to evaluate the probability of any consequence that may impact the financial statements, such as additional provisions, fines or ignorance of tax deductions that affect the amounts of deferred tax assets.